Other Revenue	12 Months Ended
Jun. 30, 2023
Other Revenue [Abstract]
Other revenue

Note 6. Other revenue

	Consolidated
	30 June 2023	30 June 2022
	$	$

Consultancy income	-	60,390
Joint venture income	-	172,170
Grant income	2,135,598	890,113
Other income	5,142	13,409
Other revenue	2,140,740	1,136,082

Joint Venture Income

Joint venture income relates to expenses recharged to Body Composition Technologies Pte Limited (“BCT”) in respect of development and administrative costs. Refer to Note 37 for further information.

Grant income

Grant income has been derived over the period as follows:

	Consolidated
	30 June 2023	30 June 2022
	$	$

R&D tax incentive	2,018,241	890,113
Paid parental leave funding	14,624	-
Boosting apprenticeship commencement grant	13,148	-
Export market development grant	89,585	-
	2,135,598	890,113

The boosting apprenticeship commencement grant is a government wage subsidy to encourage employers in Australia to take on new apprentices and trainees, or undertake further training for existing staff.

The Export Market Development Grant is an Austrade initiative to assist Australian businesses undertake promotional activities in foreign markets.